Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

34.Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Names of related parties	Nature of relationship
Mr. Sizhen Wang	A director of the Group
Edigene (Beijing) Inc.	A director of this entity is also a director of the Company
Hangzhou ImmuQuad Biotechnologies, LLC	A director of this entity is also a director of the Company
Juventas Cell Therapy Ltd.	Certain directors of this entity are also directors of the Group
FHP Holdings Ltd.	An entity controlled by a director of the Company

In addition to other related party transactions and balances disclosed elsewhere in these financial statements, the following is a summary of significant transactions and balances with related parties during the reported periods and at each year-end.

(a)Interests in subsidiaries of the Company are set out in Note 1.2.
(b)Significant transactions with related parties
(i)Provision of services

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Edigene (Beijing) Inc.	1,071	623	1,185
Others	588	898	56
	1,659	1,521	1,241

(ii)Purchase of goods and services

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Hangzhou ImmuQuad Biotechnologies, LLC	—	—	87

(iii)Loans to/from related parties

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loans to Mr. Sizhen Wang:
- Loans advanced	5,000	—	—
- Loans repaid	(10,525)	—	—
- Interest charged	243	—	—
- Interest paid	(992)	—	—

34.Related party transactions (Continued)

(b)	Significant transactions with related parties (Continued)

(iii)Loans to/from related parties (Continued)

Loans to Mr. Sizhen Wang were unsecured, interest-bearing at 0%-4.35% per annum and repaid in 2019.

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loans from Juventas Cell Therapy Ltd.:
- Loans advanced	35,000	—	—
- Loans repaid	(35,000)	—	—
- Interest charged	1,192	—	—
- Interest paid	(1,192)	—	—

Loans from Juventas Cell Therapy Ltd. were guaranteed by Mr. Sizhen Wang, interest-bearing at 12% per annum and repaid in 2019.

(c)Balances with related parties
(i)Trade receivables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Edigene (Beijing) Inc.	214	597

(ii)Trade payables

	As of December 31,
	2020	2021
	RMB’000	RMB’000

Hangzhou ImmuQuad Biotechnologies, LLC	—	3

(iii)Other payables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
FHP Holdings Ltd.	24	—

34.Related party transactions (Continued)

(d)Key management compensation

Key management includes directors and senior management personnel. The compensations paid or payable to key management for employee services are shown below:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Salaries and other short-term employee benefits	5,034	8,112	10,238
Contributions to pension plans	125	107	156
Share-based compensation expenses	17,454	15,679	15,729
	22,613	23,898	26,123